Stock-Based Compensation - Stock Option Award Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	14,661	16,822
Exercised (in shares)	(472)	(1,968)
Cancelled/forfeited (in shares)	(93)	(191)
Expired (in shares)		(2)
Ending balance (in shares)	14,355	14,661	16,822
Vested and expected to vest (in shares)	14,355	14,661	16,822
Exercisable (in shares)	11,303	11,203	10,845
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (usd per share)	$ 1.48	$ 1.50
Exercised (usd per share)	1.59	1.60
Cancelled/forfeited (usd per share)	1,180	2,200
Expired (usd per share)		1.52
Ending balance (usd per share)	1.63	1.48	$ 1.50
Vested and expecting to vest (usd per share)	1.63	1.48	1.50
Exercisable (usd per share)	$ 1.44	$ 1.44	$ 1.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted average remaining contractual term	5 years 9 months 21 days	5 years 9 months 18 days	6 years 1 month 28 days
Vested and expecting, Weighted average remaining contractual term	5 years 9 months 21 days	5 years 9 months 18 days	6 years 1 month 28 days
Exercisable, Weighted average remaining contractual term	5 years 3 months	5 years 1 month 24 days	4 years 10 months 6 days
Outstanding, Aggregate intrinsic value	$ 33,903	$ 58,565	$ 27,796
Vested and expecting to vest, Aggregate intrinsic value	33,903	58,565	27,796
Exercisable, Aggregate intrinsic value	27,650	45,204	$ 18,499
Exercised, Aggregate intrinsic value	1,827	3,520
Cancelled/forfeited, Aggregate intrinsic value	$ 673	218
Expired, Aggregate intrinsic value		$ 4